Summary of Business and Basis of Presentation (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Summary Of Business And Basis Of Presentation Details Narrative
Potentially anti-dilutive shares	8,843,017	14,491,484